Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events
22. Subsequent events
On March 19, 2020, the Board of Directors of the Company unanimously approved a cash dividend of US$ 0.12 per ADS, payable around
April 30, 2020
to shareholders of record as of the close of business
April 7, 2020
.
In early 2020, in response to intensifying efforts to contain the spread of COVID-19, the Chinese government took a number of actions, which included extending the Chinese New Year holiday, quarantining and otherwise treating individuals in China who had the COVID-19, asking China residents to remain at home and to avoid gathering in public, and other actions. The COVID-19 has also resulted in temporary closure of many corporate offices, retail stores, and manufacturing facilities and factories across China. In respond to the pandemic, the Company also made remote working arrangement and suspended the Company’s offline customer acquisition activities and business travels to ensure the safety and health of the Company’s employees. All of the above measures reduce the Company’s business operation capacity and negatively affect its operating results. The outbreak of COVID-19 also cause an increase in default of the loans on the Company’s platform as the extension of the Chinese New Year holiday and suspension of business activities across various sectors are likely to hurt income of the borrowers on the Company’s platform. As a result, the provision for loan receivable, accounts receivable and quality assurance payable increased which negatively impacted the Company’s earnings in the first quarter of 2020. If the outbreak drags on for longer, the private enterprises, especially SMEs, could also start to encounter cash flow or operating difficulties, thus leading to a rise in unemployment and weakening debt repayment ability of borrowers on the Company’s platform. As a result of the sharp slowdown in consumption activities, especially in leisure spending or outdoor entertainment, the growth of the Company’s loan volume also slowdown in the first quarter of 2020 due to a weaker loan demand, which negatively impacted the Company’s revenue for the three months ended March 31, 2020.